---------
  ZENIX
 Income
Fund Inc.
---------

                                     [LOGO]

                                                                       [GRAPHIC]

                                                               Quarterly Report
                                                               December 31, 1998

-------------------------------------[LOGO]-------------------------------------

                             Zenix Income Fund Inc.

[PHOTO]         [PHOTO]

HEATH B.        JOHN C.
MCLENDON        BIANCHI

Chairman        Vice President and
                Investment Officer

Dear Shareholder:

We are pleased to provide you with the third quarter report for the Zenix Income Fund Inc. ("Fund") for the nine-month period ended December 31, 1998. Over the past nine months the Fund paid income dividends totaling $0.54 per share. The table below shows the annualized distribution rate and the nine-month total return for the Fund based on its December 31, 1998 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price.


               Price                Annualized             Nine-Month
             Per Share          Distribution Rate*        Total Return
             ---------          ------------------        ------------
            $6.04 (NAV)               11.52%                 (5.88)%
            $6.00 (NYSE)              11.60%                (13.23)%


For the quarter ended December 31, 1998, the Fund generated a total return of 2.69%. The Fund's performance was competitive with the three-month average total return of 3.10% for leveraged closed-end high-yield bond funds as reported by Lipper, Inc. (Lipper is an independent mutual fund performance tracking organization). The Fund's nine-month total return also compares favorably with its peer group average of a negative 6.39% for the same period. The Fund clearly benefited by the beginning of a recovery in the high-yield bond market in the fourth quarter.

----------
* The annualized distribution rate assumes a current monthly income dividend rate of $0.058 per share for twelve months.

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

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Market and Economic Overview

The high-yield bond market generated relatively weak results during the third quarter of 1998, underperforming all of the other domestic bond market sectors. By the end of September, the Federal Reserve Board ("Fed") began taking aggressive actions to restore investor confidence in the financial markets. The Fed concluded that the financial markets were beginning to freeze up and overall liquidity in the bond market was disappearing. Many companies were finding it increasingly more difficult to borrow money through bond markets. Moreover, there was a more pronounced reluctance on the part of many investors to invest in new bonds, especially from companies that issue high-yield bonds. Fears that an economic recession was becoming more likely given the turmoil in emerging market economies such as Korea, Russia and Indonesia added to the growing risk aversion.

Moreover, investors became concerned that a worldwide credit crunch in the financial markets might throw the U.S. economy into a meaningful recession. By acting decisively and lowering short-term interest rates three times, the Fed was able to stabilize the domestic financial markets and restore investor confidence. In the fourth quarter of 1998, as investors slowly became more comfortable with the economic outlook and the Fed's resolve to keep the economy out of a recession, the high-yield bond market stabilized and outperformed other bond sectors. Yet because of a lingering uncertainty over the economy, the high-yield bond market still trades at undervalued levels. As more investors become convinced that the U.S. economy is still fundamentally sound, the high-yield bond market should improve.

Portfolio Strategy and Market Outlook

The Fund remains cautiously positioned with a heavy emphasis in better quality, intermediate maturity "B" and "BB" rated high-yield bonds. As of December 31, 1998, the Fund's average maturity on a call-adjusted basis was approximately 6.5 years. (Average maturity on a call-adjusted basis means that the bonds are callable earlier than their maturity and are considered to have a maturity date of the call date for the purposes of this calculation.) In addition, the Fund continued to emphasize telecommunications issues as well as cable and media issues.

We viewed the recent correction in the high-yield bond market as a buying opportunity and carefully redeployed excess cash reserves into the market during this time. However, given the continued problems in Asia, we remained underweighted in basic commodity industries such as steel, forest products, energy and petrochemicals, industries that continue to be negatively affected by worldwide deflationary trends. (Deflation is when prices actually fall. Deflation should not be confused with disinflation, which is the slowing down of the rate at which prices increase).

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

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We believe that the Fund is appropriately positioned for the current economic environment, which we think could be characterized by slower growth and somewhat weaker corporate profits. It should be noted that we still do not anticipate a domestic economic recession for 1999. Moreover, we will continue to maintain the Fund's relatively sound credit quality orientation given the higher volatility in financial markets.

In closing, thank you for investing in the Zenix Income Fund. We look forward to continuing to help you pursue your investment goals. Should you have any questions about your investment in the Fund, please call the First Data Investor Services Group Inc. at (800) 331-1710.

Sincerely,


/s/ Heath B. McLendon                   /s/ John C. Bianchi, CFA

Heath B. McLendon                       John C. Bianchi, CFA
Chairman                                Vice President and
                                        Investment Officer

January 11, 1999

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

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--------------------------------------------------------------------------------
Take Advantage of the Fund's Dividend Reinvestment Plan!

      Did you know that Fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

      As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a summary of how the Plan works.

Plan Summary

      If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment then your dividends and capital gains distributions will be reinvested automatically in additional shares of the Fund.

      The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or higher than 98% of the net asset value per share ("NAV") on the determination date, you will be issued shares by the Fund at a price reflecting 98% of the NAV, or 95% of the market price, whichever is greater.

      If the market price is less than 98% of the NAV at the time of valuation (the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data Investors Services Group, Inc. (the "Plan Agent") will buy common stock for your account in the open market.

      If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of 98% of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

Restated Plan Adopted

      A more complete description of the current Plan appears in the section of this report beginning on page 29. The descriptions herein are based on a restated version of the Plan, which was recently adopted to reflect current practices of the Plan agent and for the purpose of standardizing certain terms among the various closed-end mutual funds managed by Mutual Management Corp.

      To find out more detailed information about the Plan and about how you can participate, please call First Data Investors Services Group, Inc. at (800) 331-1710.

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--------------------------------------------------------------------------------

[LOGO]                                                   Schedule of Investments
                                                   December 31, 1998 (unaudited)
================================================================================

    Face
   Amount       Rating(a)                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 92.9%
Aerospace/Defense -- 0.4%
$    565,000    B1*     BE Aerospace, Sr. Sub. Notes, 9.500% due 11/1/08 (b)....................     $    598,900
                                                                                                     ------------
Airlines -- 2.0%
   2,500,000    BB      Airplanes Pass Through Trust, Corp. Collateralized
                            Mortgage Obligation, 10.875% due 3/15/19............................        2,658,600
     310,000    Ba2*    Continental Airlines, Notes, 8.000% due 12/15/05........................          309,613
                                                                                                     ------------
                                                                                                        2,968,213
                                                                                                     ------------
Automobile/Auto Parts/Truck Manufactures -- 1.2%
   1,200,000    B+      Breed Technologies Inc., Sr. Sub. Notes,
                            9.250% due 4/15/08 (b)..............................................        1,059,000
     765,000    B+      Exide Corp., Sr. Notes, 10.000% due 4/15/05.............................          768,825
                                                                                                     ------------
                                                                                                        1,827,825
                                                                                                     ------------
Broadcasting/Cable -- 16.1%
     130,000    B3*     Capstar Broadcasting, Sr. Discount Notes, step bond to
                            yield 11.002% due 2/1/09............................................          107,250
   1,125,000    BB-     Century Communications Corp., Sr. Notes,
                            8.750% due 10/1/07..................................................        1,240,313
   1,000,000    B1*     Chancellor Media Corp., Sr. Sub. Notes,
                            9.000% due 10/1/08 (b)..............................................        1,062,500
                        Citadel Broadcasting Co., Sr. Sub. Notes,:
     200,000    B-          10.250% due 7/1/07..................................................          219,000
     325,000    B-          9.250% due 11/15/08 (b).............................................          340,031
   1,500,000    B2*     Comcast UK Cable , Debentures, step bond to yield
                            11.175% due 11/15/07................................................        1,271,250
                        CSC Holdings Inc., Sr. Sub. Debentures:
   2,975,000    BB-         9.875% due 2/15/13..................................................        3,343,156
   1,000,000    BB-         10.500% due 5/15/16.................................................        1,187,500
     200,000    BB+         7.625% due 7/15/18..................................................          201,250
   1,150,000    BB-         9.875% due 4/1/23...................................................        1,289,438
                        NTL Inc., Sr. Notes:
     100,000    B-          11.500% due 10/1/08 (b).............................................          109,250
     970,000    B-          Step bond to yield 12.329% due 10/1/08 (b)..........................          613,525
                        RCN Corp.:
   1,000,000    B3*         Sr. Notes, 10.000% due 10/15/07.....................................          960,000
   1,775,000    B3*         Sr. Discount Notes, step bond to yield
                                11.141% due 10/15/07............................................        1,038,375
                        Rogers Cablesystems of America, Inc.:
   1,850,000    BB+         Sr. Notes, Series B, 10.000% due 3/15/05............................        2,083,563
   1,000,000    BB+         Sr. Sub. Debentures, 10.000% due 12/1/07............................        1,127,500
   2,100,000    BB-         Sr. Sub. Debentures, 11.000% due 12/1/15............................        2,488,500

                       See Notes to Financial Statements.

[LOGO]                                       Schedule of Investments (continued)
                                                   December 31, 1998 (unaudited)
================================================================================

    Face
   Amount       Rating(a)                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
Broadcasting/Cable -- 16.1% (continued)
$    455,000    CCC+    Telemundo Holdings Inc., Sr. Discount Notes,
                            step bond to yield 11.467% due 8/15/08..............................        $ 261,625
   1,250,000    B+      Telewest Communications PLC, Sr. Notes,
                            11.250% due 11/1/08 (b).............................................        1,403,125
                        TV Azteca SA, Guaranteed Sr. Notes:
     525,000    B1*         Series A, 10.125% due 2/15/04.......................................          455,438
     500,000    B1*         Series B, 10.500% due 2/15/07.......................................          421,250
   6,050,000    B       United International Holdings Inc., Sr. Discount Notes,
                            step bond to yield 11.136% due 2/15/08..............................        3,267,000
                                                                                                     ------------
                                                                                                       24,490,839
                                                                                                     ------------
Building/Construction -- 1.2%
                        Building Material Corp., Sr. Notes:
     250,000    BB          Series B, step bond to yield 10.015% due 7/1/04.....................          256,250
     500,000    BB          7.750% due 7/15/05..................................................          495,000
     405,000    BB          8.000% due 12/1/08 (b)..............................................          408,037
     275,000    B       Columbus McKinnon Corp., Company Guarantee,
                            8.500% due 4/1/08...................................................          259,875
     400,000    B+      Nortek Inc., Sr. Notes, 9.125% due 9/1/07...............................          412,000
                                                                                                     ------------
                                                                                                        1,831,162
                                                                                                     ------------
Cellular and Other Wireless -- 8.0%
     525,000    CCC+    Centennial Cellular, Sr. Sub. Notes, 10.750% due 12/15/08 (b)...........          528,937
   3,275,000    B3*     Clearnet Communications Inc., Sr. Discount Notes,
                            step bond to yield, 12.200% due 12/15/05............................        2,824,687
                        Dolphin Telecom PLC, Sr. Discount Notes:
   1,600,000    B-          Step bond to yield 11.416% due 6/1/08 (b)...........................          568,000
  1,125,000+    CCC+        Step bond to yield 11.768% due 6/1/08...............................          429,354
   2,545,000    B-      Iridium LLC Capital Corp., Guaranteed Notes,
                            14.000% due 7/15/05.................................................        2,433,656
   2,500,000    B       Millicom International Cellular S.A., Sr. Discount Notes,
                            step bond to yield 15.406% due 6/1/06...............................        1,850,000
   1,700,000    Ba3*    Orange PLC , Sr. Notes, 8.000% due 8/1/08...............................        1,708,500
   2,075,000    Caa*    Pagemart Wireless Inc., Sr. Discount Notes, step bond to yield
                            11.250% due 2/1/08..................................................          996,000
                        Telesystems International Wireless Corp., Sr. Discount Notes:
   1,300,000    CCC+        Step bond to yield 12.460% due 6/30/07..............................          585,000
     715,000    CCC+        Step bond to yield 11.011% due 11/1/07..............................          268,125
                                                                                                     ------------
                                                                                                       12,192,259
                                                                                                     ------------
Chemicals -- 0.1%
     175,000    NR      Huntsman Corp., Sr. Sub. Notes, 9.500% due 7/1/07 (b)...................          175,438
                                                                                                     ------------

                       See Notes to Financial Statements.

[LOGO]                                       Schedule of Investments (continued)
                                                   December 31, 1998 (unaudited)
================================================================================

    Face
   Amount       Rating(a)                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Manufacturing -- 2.3%
$    450,000    B-      Eagle-Picher Industrial Inc., Sr. Sub. Notes,
                            9.375% due 3/1/08...................................................     $    432,000
                        Fisher Scientific International, Sr. Sub. Notes:
     250,000    B-          9.000% due 2/1/08...................................................          250,000
     135,000    B-          9.000% due 2/1/08 (b)...............................................          135,000
     875,000    B3*     Interlake Corp., Sr. Sub. Debentures, 12.125% due 3/1/02................          894,688
   1,100,000    B       Outboard Marine Corp., Sr. Notes, 10.750% due 6/1/08....................        1,078,000
     700,000    B+      Park-Ohio Industries, Sr. Sub. Notes, 9.250% due 12/1/07................          715,750
                                                                                                     ------------
                                                                                                        3,505,438
                                                                                                     ------------
Diversified/Conglomerate Services -- 1.1%
     675,000    BB-     Clisa SA, Guaranteed Sr. Notes, 11.625% due 6/1/04 (b)..................          448,875
     270,000    B       Nationsrent Inc., Sr. Sub. Notes, 10.375% due 12/15/08 (b)..............          270,000
     500,000    B-      Outsourcing Solutions, Sr. Sub. Notes, 11.000% due 11/1/06..............          482,500
     520,000    BB-     United Rentals Inc., Sr. Sub. Notes, 9.250% due 1/15/09 (b).............          525,200
                                                                                                     ------------
                                                                                                        1,726,575
                                                                                                     ------------
Electric Utilities -- 4.6%
                        AES Corp., Sr. Sub. Notes:
   1,000,000    Ba1*        10.250% due 7/15/06.................................................        1,085,000
   2,350,000    Ba1*        8.500% due 11/1/07..................................................        2,388,187
                        Calpine Corp., Sr. Notes:
   1,350,000    Ba2*        10.500% due 5/15/06.................................................        1,447,875
   1,000,000    Ba2*        8.750% due 7/15/07..................................................        1,050,000
     795,090    BB-     Midland Cogeneration Venture Limited Partnership,
                            Midland Funding, Sr. Secured Lease Obligation Bond,
                            Series C, 10.330% due 7/23/02.......................................          854,721
     200,000    BB+     Niagara Mohawk Power, step bond to yield
                            8.229% due 7/1/10...................................................          153,500
                                                                                                     ------------
                                                                                                        6,979,283
                                                                                                     ------------
Electronics/Computers -- 5.6%
     650,000    B-      Axiohm Transaction Solutions, Sr. Sub. Notes,
                            9.750% due 10/1/07..................................................          606,125
     725,000    B1*     Celestica International Inc., Sr. Sub. Notes,
                            10.500% due 12/31/06................................................          793,875
   1,240,000    B       Fairchild Semiconductor Inc., Sr. Sub. Notes,
                            10.125% due 3/15/07.................................................        1,240,000
                        Unisys Corp., Sr. Notes:
   1,800,000    BB-         12.000% due 4/15/03.................................................        2,020,500
   2,325,000    BB-         11.750% due 10/15/04................................................        2,702,813
   1,200,000    B-      Viasystems Inc., Sr. Sub. Notes, 9.750% due 6/1/07......................        1,140,000
                                                                                                     ------------
                                                                                                        8,503,313
                                                                                                     ------------

                       See Notes to Financial Statements.

[LOGO]                                       Schedule of Investments (continued)
                                                   December 31, 1998 (unaudited)
================================================================================

    Face
   Amount       Rating(a)                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
Finance -- 2.5%
                        Amresco Inc., Sr. Sub. Notes, Series A,:
$    500,000    CCC+        10.000% due 3/15/04.................................................     $    357,500
     135,000    CCC+        9.875% due 3/15/05..................................................           96,525
   1,000,000    B2*     Ocwen Capital Trust, Guaranteed Notes, 10.875% due 8/1/27...............          830,000
   2,750,000    BB-     Ocwen Financial Corp., Notes, 11.875% due 10/1/03.......................        2,475,000
                                                                                                     ------------
                                                                                                        3,759,025
                                                                                                     ------------
Foods -- 2.3%
     850,000    B-      B & G Foods Inc., Sr. Sub. Notes, 9.625% due 8/1/07.....................          835,125
   1,000,000    B2*     Carrols Corp., Sr. Sub. Notes, 9.500% due 12/1/08.......................        1,020,000
   1,325,000    B       Imperial Holly Corp., Sr. Sub Notes, 9.750% due 12/15/07................        1,311,750
     300,000    B       SC International Services Inc., Sr. Sub. Notes,
                            9.250% due 9/1/07...................................................          301,500
                                                                                                     ------------
                                                                                                        3,468,375
                                                                                                     ------------
Healthcare/Drugs/Hospital Supplies -- 8.5%
                        Columbia/HCA Healthcare, Notes :
     600,000    BBB         7.000% due 7/1/07...................................................          572,250
     200,000    BBB         7.250% due 5/20/08..................................................          193,000
     300,000    BBB         6.630% due 7/15/45..................................................          293,250
     600,000    Ba3*    Fresenius Medical Capital Trust II, Company Guarantee,
                            7.875% due 2/1/08...................................................          597,000
   1,000,000    Ba2*    Graphic Controls Corp., Sr. Sub. Notes, 12.000% due 9/15/05.............        1,152,500
   1,800,000    BB      ICN Pharmaceuticals Inc., Sr. Notes, 9.250% due 8/15/05.................        1,849,500
                        Integrated Health Services Inc., Sr. Sub. Notes:
     465,000    B2*         9.500% due 9/15/07..................................................          444,075
   1,650,000    B2*         9.250% due 1/15/08..................................................        1,571,625
   4,750,000    B-      Magellan Health Services Inc., Sr. Sub. Notes,
                            9.000% due 2/15/08..................................................        4,251,250
   1,650,000    Ba3*    Mariner Post Acute Network, Sr. Sub. Notes,
                            9.500% due 11/1/07..................................................        1,336,500
                        Sun Healthcare Group Inc., Sr. Sub Notes:
     250,000    B2*         9.500% due 7/1/07...................................................          202,500
     650,000    B3*         9.375% due 5/1/08...................................................          523,250
                                                                                                     ------------
                                                                                                       12,986,700
                                                                                                     ------------
Hotel, Casinos and Gaming -- 5.6%
      50,000    BB+     Circus Circus Enterprises, Sr. Sub. Notes,
                            9.250% due 12/1/05..................................................           51,187
   3,000,000    B-      Courtyard By Marriott II, Sr. Secured Notes,
                            10.750% due 2/1/08..................................................        3,120,000
     900,000    BB      Grand Casinos, First Mortgage, 10.125% due 12/1/03......................          981,000

                       See Notes to Financial Statements.

[LOGO]                                       Schedule of Investments (continued)
                                                   December 31, 1998 (unaudited)
================================================================================

    Face
   Amount       Rating(a)                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
Hotel, Casinos and Gaming-- 5.6% (continued)
$    620,000    BB+     Harrahs Operations Co. Inc., Company Guarantee,
                            7.875% due 12/15/05.................................................     $    623,100
                        HMH Properties:
     995,000    BB          Company Guarantee, Series B, 7.875% due 8/1/08......................          971,369
     950,000    BB          Sr. Notes, Series C, 8.450% due 12/1/08.............................          953,563
     620,000    BB+     Mohegan Tribal Gaming Authority, Sr. Secured Notes,
                            13.500% due 11/15/02................................................          747,100
     525,000    BB+     Park Place Entertainment, Sr. Sub. Notes,
                            7.875% due 12/15/05 (b).............................................          526,313
     500,000    B+      Stations Casinos, Sr. Sub. Notes, 8.875% due 12/1/08 (b)................          503,750
                                                                                                     ------------
                                                                                                        8,477,382
                                                                                                     ------------
Insurance -- 1.0%
   1,000,000    BB+     SIG Capital Trust, Guaranteed Notes , 9.500% due 8/15/27................          832,500
     650,000    BB-     Veritas Capital Trust, Guaranteed Notes , 10.000% due 1/1/28............          593,125
                                                                                                     ------------
                                                                                                        1,425,625
                                                                                                     ------------
Leisure -- 1.7%
     195,000    B+      Intrawest Corp., Sr. Notes, 9.750% due 8/15/08 (b)......................          199,388
     915,000    B       Regal Cinemas Inc., Sr. Sub. Notes, 9.500% due 6/1/08 (b)...............          953,888
   1,500,000    B-      SFX Entertainment Inc., Sr. Sub Notes, 9.125% due 2/1/08................        1,496,250
                                                                                                     ------------
                                                                                                        2,649,526
                                                                                                     ------------
Machinery -- 0.3%
     518,000    B-      Alvey Systems Inc., Sr., Sub. Notes, 11.375% due 1/31/03................          521,885
                                                                                                     ------------
Metals/Mining -- 0.3%
     400,000    B-      Haynes International Inc., Sr. Notes, 11.625% due 9/1/04................          373,000
                                                                                                     ------------
Miscellaneous -- 0.6%
   1,000,000    B2*     Intertek Finance PLC., Sr. Sub. Notes, Series B,
                            10.250% due 11/1/06.................................................          930,000
                                                                                                     ------------
Oil/Natural Gas -- 4.0%
     500,000    B       Canadian Forest Oil Ltd., Sr. Sub. Notes, 8.750% due 9/15/07............          456,250
   1,300,000    B+      Clark USA Inc., Sr. Notes, 10.875% due 12/1/05..........................        1,222,000
                        Ocean Energy Inc., Sr. Sub Notes:
   2,550,000    BB-         10.375% due 10/15/05................................................        2,703,000
     900,000    B-          9.750% due 10/1/06..................................................          931,500
     700,000    B2*     Stone Energy Corp., Sr. Sub. Notes, 8.750% due 9/15/07..................          687,750
                                                                                                     ------------
                                                                                                        6,000,500
                                                                                                     ------------
Oil Services -- 0.3%
     450,000    BB+     J. Ray McDermott SA, Sr. Sub. Notes, 9.375% due 7/15/06.................          479,250
                                                                                                     ------------

                       See Notes to Financial Statements.

[LOGO]                                       Schedule of Investments (continued)
                                                   December 31, 1998 (unaudited)
================================================================================

    Face
   Amount       Rating(a)                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
Packaging/Containers -- 1.0%
$    575,000    B       Huntsman Packaging Corp., Sr. Notes, 9.125% due 10/1/07.................     $    572,125
   1,000,000++  B       Impress Metal Packaging Holdings, Sr. Sub. Notes,
                            9.875% due 5/29/07..................................................          660,422
     250,000    B-      Tekni-Plex Inc., Sr. Sub Notes, 9.250% due 3/1/08.......................          262,813
                                                                                                     ------------
                                                                                                        1,495,360
                                                                                                     ------------
Paper/Forest Products and Printing -- 3.4%
     750,000    BB      Malette Inc., Sr. Notes, 12.250% due 7/15/04............................          815,625
                        Riverwood International Corp., Company Guarantee:
     370,000    B-          10.625% due 8/1/07..................................................          370,000
     160,000    CCC+        10.875% due 4/1/08..................................................          146,400
   3,540,000    B+      S.D. Warren Co., Sr. Sub. Notes, 12.000% due 12/15/04...................        3,858,600
                                                                                                     ------------
                                                                                                        5,190,625
                                                                                                     ------------
Personal Care Products/Cosmetics -- 0.7%
     900,000    B-      Revlon Consumer Products, Sr., Sub. Notes,
                            8.625% due 2/1/08...................................................          828,000
     470,000    B-      Revlon Worldwide Series B, Sr. Disc. Notes,
                            zero coupon to yield 12.577% due 3/15/01............................          260,850
                                                                                                     ------------
                                                                                                        1,088,850
                                                                                                     ------------
Pollution Control -- 0.3%
     400,000    Ba1*    Allied Waste North America Inc., Sr. Sub. Notes,
                            7.875% due 1/1/09...................................................          406,500
                                                                                                     ------------
Publishing -- 1.3%
     500,000    B+      Mail-Well Corp., Sr. Sub. Notes, 8.750% due 12/15/08 (b)................          502,500
     975,000#   B       Middleweb PLC, Sr. Notes, 10.500% due 5/30/08...........................        1,476,215
                                                                                                     ------------
                                                                                                        1,978,715
                                                                                                     ------------
Real Estate -- 0.9%
   1,280,000    BB+     Trizec Finance Ltd., Sr. Notes, 10.875% due 10/15/05....................        1,414,400
                                                                                                     ------------
Retail -- 1.1%
     300,000    B-      Advance Holdings Corp., Sr. Discount Notes, step bond to
                            yield 12.592% due 4/15/09...........................................          177,000
   1,000,000    B-      Advance Stores Co., Inc. Sr. Sub. Notes, 10.250% due 4/15/08............        1,015,000
     445,000    BB      DR Structured Finance, Pass Through Certificates,
                            Series A-2, 8.375% due 8/15/15......................................          437,346
                                                                                                     ------------
                                                                                                        1,629,346
                                                                                                     ------------

                       See Notes to Financial Statements.

[LOGO]                                       Schedule of Investments (continued)
                                                   December 31, 1998 (unaudited)
================================================================================

    Face
   Amount       Rating(a)                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
Telecommunications -- 11.7%
$    250,000#   B       Colt Telecommunications Group PLC,
                            Sr. Notes, 10.125% due 11/30/07.....................................     $    420,112
   2,450,000    NR      E. Spire Communications, Sr. Notes, step bonds to yield
                            11.175% due 7/1/08..................................................        1,029,000
                        Esprit Telecom Group PLC, Sr. Notes:
     700,000    B-          11.500% due 12/15/07................................................          721,875
     600,000++  B-          11.500% due 12/15/07................................................          363,832
     400,000    B-          10.875% due 6/15/08.................................................          404,500
   1,200,000    NR      Facilicom International Inc., Sr. Notes, 10.500% due 1/15/08............          984,000
                        Hermes Eurorail Telecommunications Inc., Sr. Notes:
   1,000,000    B           11.500% due 8/15/07.................................................        1,077,500
     300,000    B           10.375% due 1/15/09 (b).............................................          304,500
     775,000    B+      Impsat Corp., Sr. Notes, 12.375% due 6/15/08............................          650,031
   2,275,000    B       Intermedia Communications, Sr. Discount Notes,
                            step bond to yield 12.351% due 5/15/06..............................        1,865,500
     650,000    B       Metromedia Fiber Network, Sr. Notes, 10.000% due 11/15/08+..............          673,563
                        Metronet Communications Inc.:
   4,800,000    B           Sr. Discount Notes, step bond to yield
                            10.049% due 6/15/08.................................................        2,964,000
   1,650,000    B           Sr. Notes, 12.000% due 8/15/07......................................        1,839,750
     455,000    B           Sr. Notes, 10.625% due 11/1/08 (b)..................................          486,850
   1,150,000    B       Nextlink Communications, Sr. Notes,
                            12.500% due 4/15/06.................................................        1,256,375
                        Psinet Inc., Sr. Notes, 10.000% due 2/15/05
     200,000    B-          10.000% due 2/15/05.................................................          198,000
     200,000    B-          11.500% due 11/1/08 (b).............................................          208,000
   1,625,000    NR      Splitrock Services , Company Guarantee,
                            11.750% due 7/15/08.................................................        1,405,625
     255,000    B-      Verio Inc., Sr. Notes, 11.250% due 12/1/08 (b)..........................          257,550
     265,000    NR      Versatel Telecommunications, Sr. Notes, 13.250% due 5/15/08.............          263,013
     850,000    NR      Wam!Net Inc., step bond to yield 13.327% due 3/1/05.....................          471,750
                                                                                                     ------------
                                                                                                       17,845,326
                                                                                                     ------------
Textiles -- 0.3%
     800,000++  B       Texon International, Sr. Notes, 10.000% due 2/1/08......................          374,639
                                                                                                     ------------

                       See Notes to Financial Statements.

[LOGO]                                       Schedule of Investments (continued)
                                                   December 31, 1998 (unaudited)
================================================================================

    Face
   Amount       Rating(a)                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
Transportation -- 2.5%
$    300,000    B+      American Reefer Co. Ltd., 1st Mortgage, 10.250% due 3/1/08..............        $ 190,500
   2,455,000    BB-     Sea Containers Ltd., Sr. Sub. Debentures, 12.500% due 12/1/04...........        2,700,500
     800,000    B+      Stena Line AB, Sr. Notes, 10.625% due 6/1/08............................          725,000
     425,000    B+      TBS Shipping International Ltd., First Mortgage,
                            10.000% due 5/1/05..................................................          246,500
                                                                                                     ------------
                                                                                                        3,862,500
                                                                                                     ------------
                        TOTAL CORPORATE BONDS AND NOTES
                        (Cost-- $145,086,723)...................................................      141,156,774
                                                                                                     ------------

   Shares                                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.3%
Banking -- 0.3%
      20,100            California Federal Preferred Capital Corp., Series A,
                            Exchange 9.125% (Cost-- $502,500)...................................          508,781
                                                                                                     ------------

WARRANTS(c) -- 0.8%
Broadcasting/Cable -- 0.0%
       2,450            UIH Australia Inc., Expire 5/15/06......................................            2,450
                                                                                                     ------------
Cellular and Other Wireless -- 0.2%
       9,735            Clearnet Communications Inc., Expire 9/15/05 (b)........................           48,675
       1,000            Globalstar Telecommunications, Expire 2/15/04...........................           70,000
       1,000            Iridium World Communications Ltd., Expire 7/15/05.......................          138,980
       7,130            Pagemart Inc., Expire 12/31/03 (b)......................................           28,520
                                                                                                     ------------
                                                                                                          286,175
                                                                                                     ------------
Telecommunications -- 0.6%
       1,750            Alligiance Telecommunications Inc., Expire 2/3/08.......................           19,250
       2,000            Colt Telecommunications, Expire 12/31/06................................          700,000
      16,000            Metronet Communications, Expire 8/15/07.................................           56,000
       1,325            Primus Telecommunications Group, Expire 8/1/04..........................            6,459
       1,300            RSL Communications Ltd., Expire 11/15/06................................           50,700
       1,625            Splitrock Services, Expire 7/15/08......................................           17,875
         265            Versatel Telecommunication, Expire 5/15/08..............................            2,650
       2,550            Wam! Net Inc., Expire 3/1/05............................................           20,400
                                                                                                     ------------
                                                                                                          873,334
                                                                                                     ------------
                        TOTAL WARRANTS
                        (Cost-- $433,106).......................................................        1,161,959
                                                                                                     ------------

                       See Notes to Financial Statements.

[LOGO]                                       Schedule of Investments (continued)
                                                   December 31, 1998 (unaudited)
================================================================================

    Face
   Amount                                             Security                                            Value
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.0%
$  9,180,000            Morgan Stanley, Dean Witter & Co., 4.650% due 1/4/99;
                        Proceeds at maturity-- $9,184,743;
                        (Fully collateralized by U.S. Treasury Notes
                        and Bonds, 6.000% to 6.500% due 7/15/99 to 8/15/27;
                        Market Value-- $9,406,392)
                        (Cost-- $9,180,000).....................................................        9,180,000
                                                                                                     ------------

                        TOTAL INVESTMENTS -- 100%
                        (Cost-- $155,202,329** )................................................     $152,007,514
                                                                                                     ============

(a) All ratings are by Standard & Poor's Ratings Services, except that those identified by an asterisk (*) are rated by Moody's Investors Service Inc.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)   Non-income producing security.
+     Represents local currency of European Currency Units.
++    Represents local currency of German Marks.
#     Represents local currency of British Pounds.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 14 for definition of ratings.

                       See Notes to Financial Statements.

[LOGO]                                                  Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating Service ("Standard & Poor's") -- Ratings from "BBB" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

BBB Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B and CCC     Bonds rated BB, B and CCC are regarded, on balance, as
                  predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Ba" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Ba          --    Bonds rated "Ba" are judged to have speculative elements;
                  their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B           --    Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa         --    Bonds rated "Caa" are of poor standing. Such issues may be in default, or there may be present elements of danger may exist with respect to principal or interest.

NR          --    Indicates that the bond is not rated by either Standard &
                  Poor's or Moody's.

[LOGO]                                       Statement of Assets and Liabilities
                                                   December 31, 1998 (unaudited)
================================================================================

ASSETS:
   Investments, at value (Cost-- $155,202,329) ............................               $152,007,514
   Cash ...................................................................                        901
   Interest and dividends receivable ......................................                  2,997,481
                                                                                          ------------
   Total Assets ...........................................................                155,005,896
                                                                                          ------------
LIABILITIES:
   Bank loan (Note 7) .....................................................                 30,000,000
   Payable for securities purchased .......................................                    300,000
   Interest payable .......................................................                    171,067
   Investment advisory fees payable .......................................                     96,410
   Payable for closed forward foreign currency contracts ..................                     75,866
   Payable for open forward foreign
     currency contracts (Note 11) .........................................                     21,013
   Administration fees payable ............................................                     38,040
   Accrued expenses .......................................................                    163,261
                                                                                          ------------
   Total Liabilities ......................................................                 30,865,657
                                                                                          ------------
Total Net Assets ..........................................................               $124,140,239
                                                                                          ============
NET ASSETS:
   Par value of capital shares ............................................               $    155,602
   Capital paid in excess of par value ....................................                129,546,166
   7.00% Cumulative Preferred Stock (Note 6) ..............................                 30,000,000
   Overdistributed net investment income ..................................                   (909,922)
   Accumulated net realized loss on security transactions .................                (31,436,749)
   Net unrealized depreciation on investments and
     foreign currencies ...................................................                 (3,214,858)
                                                                                          ------------
Total Net Assets ..........................................................               $124,140,239
                                                                                          ============

NET ASSET VALUE, COMPRISED OF: ............................................   Per Share
                                                                              ---------
7.00% Cumulative Preferred Stock redemption value .........................   $1,000.00   $ 30,000,000
Cumulative undeclared dividends on 7.00%
   Preferred Stock ........................................................        3.45        103,556
                                                                              ---------   ------------
Total allocated to Cumulative Preferred Stock .............................   $1,003.45     30,103,556
                                                                              ---------   ------------
Common Stock (15,560,197 shares outstanding) ..............................   $    6.04     94,036,683
                                                                              ---------   ------------
Total Net Assets ..........................................................               $124,140,239
                                                                                          ============

                       See Notes to Financial Statements.

[LOGO]                                                   Statement of Operations
                                                       For the Nine Months Ended
                                                   December 31, 1998 (unaudited)
================================================================================

INVESTMENT INCOME:
   Interest ...................................................... $ 11,882,193
   Dividends .....................................................      176,122
   Less: Interest Expense (Note 7) ...............................   (1,363,775)
                                                                   ------------
   Total Investment Income .......................................   10,694,540
                                                                   ------------
EXPENSES:
   Investment advisory fees (Note 2) .............................      599,305
   Administration fees (Note 2) ..................................      239,722
   Shareholder communications ....................................      131,849
   Audit and legal ...............................................       51,438
   Directors' fees ...............................................       26,370
   Pricing .......................................................       23,375
   Shareholder and system servicing fees .........................       12,560
   Custody .......................................................        5,423
   Other .........................................................       31,267
                                                                   ------------
   Total Expenses ................................................    1,121,309
                                                                   ------------
Net Investment Income ............................................    9,573,231
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 11):
   Realized Loss From:
     Security transactions (excluding short-term securities) .....   (1,075,408)
     Foreign currency transactions ...............................     (210,654)
                                                                   ------------
   Net Realized Loss .............................................   (1,286,062)
                                                                   ------------
   Change in Net Unrealized Appreciation (Depreciation) of
   Investments and Foreign Currencies:
     Beginning of period .........................................    9,425,614
     End of period ...............................................   (3,214,858)
                                                                   ------------
   Increase in Net Unrealized Depreciation .......................  (12,640,472)
                                                                   ------------
Net Loss on Investments ..........................................  (13,926,534)
                                                                   ------------
Decrease in Net Assets From Operations ........................... $ (4,353,303)
                                                                   ============

                       See Notes to Financial Statements.

[LOGO]                                       Statements of Changes in Net Assets
                                                       For the Nine Months Ended
                                                   December 31, 1998 (unaudited)
                                               and the Year Ended March 31, 1998
================================================================================

                                                   December 31      March 31
                                                  ------------    ------------
OPERATIONS:
   Net investment income .....................    $  9,573,231    $ 12,914,504
   Net realized gain (loss) ..................      (1,286,062)      1,717,025
   (Increase) decrease in net unrealized
     depreciation ............................     (12,640,472)      6,555,506
                                                  ------------    ------------
   Increase (Decrease) in Net Assets
     From Operations .........................      (4,353,303)     21,187,035
                                                  ------------    ------------
DIVIDENDS PAID FROM
NET INVESTMENT INCOME TO:
   7.00% Cumulative Preferred Stock ..........      (2,100,000)     (2,100,000)
   Common Stock ..............................      (8,245,150)    (11,728,952)
                                                  ------------    ------------
   Decrease In Net Assets From
     Distributions To Shareholders ...........     (10,345,150)    (13,828,952)
                                                  ------------    ------------
FUND SHARE TRANSACTIONS (Note 8):
   Net asset value of shares issued for
     reinvestment of dividends ...............       2,356,293       3,448,238
                                                  ------------    ------------
   Increase in Net Assets From
     Fund Share Transactions .................       2,356,293       3,448,238
                                                  ------------    ------------
Increase (Decrease) in Net Assets ............     (12,342,160)     10,806,321
NET ASSETS:
   Beginning of period .......................     136,482,399     125,676,078
                                                  ------------    ------------
   End of period* ............................    $124,140,239    $136,482,399
                                                  ------------    ------------
* Includes undistributed (overdistributed)
   net investment income of: .................    $   (909,922)   $     72,651
                                                  ============    ============

                       See Notes to Financial Statements.

[LOGO]                                                   Statement of Cash Flows
                                                       For the Nine Months Ended
                                                   December 31, 1998 (unaudited)
================================================================================

NET INCREASE IN CASH:
Cash Flows Provided by Operating
and Investing Activities:
  Interest and dividends received ............................ $ 10,387,830
  Operating expenses paid ....................................   (1,018,516)
  Interest payments on bank loans ............................   (1,284,400)
  Purchases of short-term securities, net ....................   (2,871,000)
  Purchases of long-term securities .......................... (111,236,678)
  Proceeds from disposition of long-term securities ..........  114,012,408
                                                               ------------
  Net Cash Provided By Operating
    and Investing Activities .................................                $  7,989,644
                                                                              ------------
Cash Flows From Financing Activities:
  Cash dividends paid on 7.00% Cumulative
    Preferred Stock ..........................................   (2,100,000)
  Cash dividends paid on Common Stock* .......................   (5,888,857)
                                                               ------------
  Net Cash Used By Financing Activities ......................                $ (7,988,857)
                                                                              ------------
Net Increase in Cash .........................................                         787
Cash--Beginning of Period ....................................                         114
                                                                              ------------
Cash--End of Period ..........................................                $        901
                                                                              ============
RECONCILIATION OF DECREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH PROVIDED BY
OPERATING AND INVESTING ACTIVITIES:
Decrease in Net Assets From Operations .......................                $ (4,353,303)
  Amortization of discount on securities .....................   (2,007,146)
  Decrease in investments ....................................   14,281,731
  Decrease in receivable for securities sold .................      217,091
  Increase in payable for securities purchased ...............     (852,694)
  Decrease in dividends and interest receivable ..............      544,637
  Increase in accrued expenses ...............................      159,328
                                                               ------------
  Total Adjustments ..........................................                  12,342,947
                                                                              ------------
Net Cash Provided By Operating and Investing Activities ......                $  7,989,644
                                                                              ============

*     Exclusive of dividend reinvestment of $2,356,293.

                       See Notes to Financial Statements.

[LOGO]                                             Notes to Financial Statements
                                                                     (unaudited)
================================================================================

      1. Significant Accounting Policies

      Zenix Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

      The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers; any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund including references to valuations of other securities which are considered comparable in quality, interest rate and maturity; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded monthly by the Fund on the ex-dividend date for the shareholders of Common Stock based on net investment income. The holders of the 7.00% Cumulative Preferred Stock shall be entitled to receive dividends when, as and if declared by the Board of Directors of the Fund out of funds legally available to shareholders at a rate of 7.00% per annum,

[LOGO]                                             Notes to Financial Statements
                                                          (unaudited)(continued)
================================================================================

payable semi-annually on June 15 and December 15; (h) the net asset value of the Fund's Common Stock is determined no less frequently than the close of business on the Fund's last business day of each week (generally Friday). It is determined by dividing the value of the net assets available to Common Stock by the total number of shares of Common Stock outstanding. For the purpose of determining the net asset value per share of the Common Stock, the value of the Fund's net assets shall be deemed to equal the value of the Fund's assets less
(1) the Fund's liabilities (including the outstanding principal amount on the bank loan), (2) the aggregate liquidation value (i.e., $1,000 per outstanding share) of the 7.00% Cumulative Redeemable Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Cumulative Redeemable Preferred Stock issue; (i) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At March 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      2. Advisory Agreement and Transactions with Affiliated Persons

      Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC a management fee calculated at an annual rate of 0.50% of the average daily net assets (defined as the average daily value of the total assets of the Fund less total liabilities other than the outstanding principal amount of the Bank loan). This fee is calculated daily and paid monthly.

[LOGO]                                             Notes to Financial Statements
                                                          (unaudited)(continued)
================================================================================

      MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets (defined as the value of average daily net assets shall mean the average daily value of the total assets of the Fund less liabilities other than the outstanding principal amount of the Bank loan). This fee is calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Salomon Smith Barney Inc., another subsidiary of SSBH.

      3. Investments

      During the nine months ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $110,383,984
--------------------------------------------------------------------------------
Sales                                                               113,693,473
================================================================================

      At December 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $  4,409,618
Gross unrealized depreciation                                        (7,604,433)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (3,194,815)
================================================================================

      4. Cash Flow Information

      The Fund invests in securities and distributes dividends from net investment income and net realized gains. These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gains or losses on investment securities.

      5. Repurchase Agreements

      The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to

[LOGO]                                             Notes to Financial Statements
                                                          (unaudited)(continued)
================================================================================

agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

      6. Cumulative Redeemable Preferred Stock

      On March 16, 1993, the Fund issued 30,000 shares of 7.00% Cumulative Preferred Stock, which will be redeemed in full on April 15, 2000, at a price equal to $1,000 per share, plus accumulated and unpaid dividends. At December 31, 1998, 220,000 authorized shares of 7.00% Cumulative Preferred Stock with a par value of $0.01 remained unissued. Cumulative undeclared dividends on the outstanding Preferred Stock amounted to $103,556 at December 31, 1998.

      Moody's Investors Service, Inc. and Standard & Poor's Ratings Service have reconfirmed their respective Aa3 and AA+ ratings of the Fund's 7% Cumulative Preferred Stock.

      7. Bank Loan

      The Fund has a $30,000,000 line of credit with PNC Bank, N.A. Interest on the loan can be paid based on 30-, 60- or 90-day periods as elected by the Fund. The interest on the loan is currently calculated at the federal-funds rate plus 40 basis points. The line of credit expires on July 31, 2008. Interest expense related to the loan for the nine months ended December 31, 1998 was $1,363,775.

      8. Common Stock

      At December 31, 1998, the Fund had 250,000,000 shares of common stock authorized with a par value of $0.01 per share.

      Common stock transactions were as follows:

                                Nine Months Ended              Year Ended
                                December 31, 1998            March 31, 1998
                              --------------------        --------------------
                               Shares       Amount         Shares       Amount
================================================================================
Shares issued on
   reinvestment               358,078   $2,356,293        460,479   $3,448,238
================================================================================

[LOGO]                                             Notes to Financial Statements
                                                          (unaudited)(continued)
================================================================================

      9. Capital Loss Carryforward

      At March 31, 1998, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $29,966,000 available to offset future realized capital gains, if any. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

      The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

                              1999          2000          2003           2004
================================================================================
Carryforward Amounts      $14,407,000    $8,395,000    $4,873,000     $2,291,000
================================================================================

      10. Asset Maintenance Requirement

      The Fund is required to maintain certain asset coverages with respect to the Cumulative Preferred Stock (of at least 200%). If the Fund fails to maintain these requirements as of the last business day of the month and does not cure such failure by the last business day of the following month, the Fund is required to redeem certain of the Cumulative Preferred Stock in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends.

      11. Forward Foreign Currency Contracts

      At December 31, 1998, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized loss on the contracts is reflected as follows:

                                  Local       Market     Settlement   Unrealized
Foreign Currency                Currency       Value        Date         Loss
================================================================================
To Sell:
British Pound                    280,906    $  466,534    2/25/99     $(11,466)
European Currency Unit           443,700       521,038     3/1/99       (6,612)
German Mark                    2,404,846     1,448,329     3/3/99       (2,935)
--------------------------------------------------------------------------------
Total Unrealized Loss on Open Forward
   Foreign Currency Contracts                                         $(21,013)
================================================================================

[LOGO]                                                      Financial Highlights
================================================================================

Contained below is per share operating performance data for a share of common stock outstanding, total return and ratios to average net assets based on Common Shares outstanding. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

For a share of common stock outstanding throughout each year ended March 31, except where noted:

                                                            1998(1)           1998          1997
                                                          ----------       ----------    ----------
Net Asset Value, Beginning of Period ..................   $     6.96       $     6.45    $     6.31
                                                          ----------       ----------    ----------
Income (Loss) From Operations:
   Net investment income ..............................         0.61             0.87          0.92
   Net realized and unrealized gain (loss) ............        (0.89)            0.56          0.08
                                                          ----------       ----------    ----------
   Total Income (Loss) From Operations ................        (0.28)            1.43          1.00
                                                          ----------       ----------    ----------
Distributions:
   Dividends declared to 7.00% Cumulative Preferred
     Stockholders .....................................        (0.13)           (0.14)        (0.14)
   Dividends paid from net investment income ..........        (0.54)           (0.78)        (0.72)
   Change in accumulated undeclared dividends
     on Preferred Stock ...............................         0.03               --            --
                                                          ----------       ----------    ----------
   Total Distributions ................................        (0.64)           (0.92)        (0.86)
                                                          ----------       ----------    ----------
Net Asset Value, End of Period ........................   $     6.04       $     6.96    $     6.45
                                                          ==========       ==========    ==========
Market Value, End of Period ...........................   $     6.00       $     7.50    $     7.25
                                                          ==========       ==========    ==========
Total Return, Based on Market Value* ..................       (13.23)%++        14.81%        15.55%
                                                          ==========       ==========    ==========
Total Return, Based on Net Asset Value* ...............        (5.88)%++        19.75%        14.04%
                                                          ==========       ==========    ==========
Net Assets**, End of Period (000's) ...................   $   94,037       $  105,861    $   95,034
                                                          ==========       ==========    ==========
Ratios to Average Net Assets Based on
Common Shares Outstanding***:
   Net Investment Income ..............................        13.23%+          12.60%        14.35%
   Interest Expense ...................................         1.93+            1.81          1.92
   Other Expenses .....................................         1.58+            1.51          1.59

Portfolio Turnover Rate ...............................           73%              79%          101%

----------
(1)   For the nine months ended December 31, 1998 (unaudited).
* The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
**    Exclusive of preferred shares outstanding.
*** Calculated on basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders. The amounts for 1998 and 1997 have been recalculated to reflect this methodology.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

[LOGO]                                          Financial Highlights (continued)
================================================================================

For a share of common stock outstanding throughout each year ended March 31:

                                                             1996           1995           1994#
                                                          ----------     ----------     ----------
Net Asset Value, Beginning of Year ....................   $     5.88     $     6.76     $     6.86
                                                          ----------     ----------     ----------
Income From Operations:
   Net investment income ..............................         0.86           0.93           1.02
   Net realized and unrealized gain (loss) ............         0.45          (0.78)         (0.13)
                                                          ----------     ----------     ----------
   Total Income From Operations .......................         1.31           0.15           0.89
                                                          ----------     ----------     ----------
Distributions:
   Dividends declared to 7.00% Cumulative Preferred
     Stockholders .....................................        (0.15)         (0.16)         (0.11)
   Dividends declared to 9.67% Cumulative Preferred
     Stockholders .....................................           --             --          (0.12)
   Dividends paid from net investment income ..........        (0.73)         (0.87)         (0.82)
   Change in accumulated undeclared dividends on
     Preferred Stock ..................................           --             --           0.06
                                                          ----------     ----------     ----------
   Total Distributions ................................        (0.88)         (1.03)         (0.99)
                                                          ----------     ----------     ----------
Net Asset Value, End of Year ..........................   $     6.31     $     5.88     $     6.76
                                                          ==========     ==========     ==========
Market Value, End of Year .............................   $     7.00     $     6.63     $     7.13
                                                          ==========     ==========     ==========
Total Return, Based on Market Value* ..................        18.35%          6.41%         10.02%
                                                          ==========     ==========     ==========
Total Return, Based on Net Asset Value* ...............        20.01%         (0.53)%        10.24%
                                                          ==========     ==========     ==========
Net Assets**, End of Year (000's) .....................   $   90,318     $   80,309     $   87,726
                                                          ==========     ==========     ==========
Ratios to Average Net Assets Based on
Common Shares Outstanding***:
   Net Investment Income ..............................        14.21%         15.35%         14.38%
   Interest Expense ...................................         1.98           1.58           0.92
   Other Expenses .....................................         1.65           1.65           1.60
Portfolio Turnover Rate ...............................           87%            79%           102%

----------
# Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
* The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
**    Exclusive of preferred shares outstanding.
*** Calculated on basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders. The amount for 1996 has been recalculated to reflect this methodology.

[LOGO]                                   Other Financial Information (unaudited)
================================================================================

      The table below sets out information with respect to Cumulative Preferred Stock, Senior Money Market Notes and Bank Credit Facility:

                                                1998(1)     1998       1997       1996       1995       1994
                                               --------   --------   --------   --------   --------   --------
7.00% Cumulative Preferred Stock (2)
  Total amount outstanding (000s)              $ 30,000   $ 30,000   $ 30,000   $ 30,000   $ 30,000   $ 30,000
  Asset Coverage Per Share                        2,570      2,760      2,580      2,490      2,439      2,583
  Involuntary Liquidating Preference
    Per Share (3)                                 1,000      1,000      1,000      1,000      1,000      1,000
  Average Market Value Per Share (3)(4)           1,000      1,000      1,000      1,000      1,000      1,000

Senior Money Market Notes
  Total amount outstanding (000s)                    --         --         --         --     25,800     25,800
  Asset Coverage (000s)                              --         --         --         --    135,966    143,946

PNC Bank Credit Facility
  Total amount outstanding (000s)                30,000     30,000     30,000     30,000         --         --
  Asset Coverage (000s)                         154,000    165,900    154,800    149,400         --         --

----------
(1)   As of December 31, 1998.
(2)   Redeemable April 15, 2000.
(3)   Excludes accrued interest or accumulated undeclared dividends.
(4)   See Note 6.

[LOGO]                               Quarterly Results of Operations (unaudited)
================================================================================

                                                                                                       Net Increase
                                                                           Net Realized                 (Decrease)
                                                                          and Unrealized               in Net Assets
                           Investment            Net Investment            Gain (Loss)                    From
                             Income                  Income               on Investments                Operations
                      --------------------    --------------------    -----------------------     ----------------------
                                      Per                     Per                        Per                        Per
Quarter Ended            Total       Share*      Total       Share*       Total         Share*       Total         Share*
------------------    ----------    ------    ----------    ------    ------------     ------     -----------     ------
June 30, 1996         $4,102,702    $ 0.29    $3,322,425    $ 0.23    $ (1,014,235)    $(0.07)    $ 2,308,190     $ 0.16

September 30, 1996     4,224,470      0.29     3,370,554      0.23       2,772,544       0.19       6,143,098       0.42

December 31, 1996      4,132,306      0.28     3,304,424      0.22       1,557,018       0.11       4,861,442       0.33

March 31, 1997         4,132,818      0.28     3,335,373      0.23      (2,167,250)     (0.15)      1,168,123       0.08

June 30, 1997          3,810,798      0.26     3,442,440      0.23       4,087,876       0.29       7,530,316       0.52

September 30, 1997     3,652,220      0.24     3,266,777      0.22       4,374,410       0.29       7,641,187       0.51

December 31, 1997      3,786,388      0.25     3,387,528      0.23      (1,501,241)     (0.10)      1,886,287       0.13

March 31, 1998         3,209,147      0.22     2,817,759      0.19       1,311,486       0.08       4,129,245       0.27

June 30, 1998          3,578,838      0.23     3,185,558      0.21      (1,919,184)     (0.13)      1,266,374       0.08

September 30, 1998     3,511,518      0.23     3,123,106      0.20     (11,774,047)     (0.76)     (8,650,941)     (0.56)

December 31, 1998      3,604,184      0.23     3,264,567      0.20        (233,303)      0.00       3,031,264       0.20

----------
* Per share of Common Stock.

[LOGO]                                                Financial Data (unaudited)
================================================================================

For a share of common stock outstanding throughout each period:

                                                                    Dividend
   Record      Payable       NYSE        Net Asset    Dividend    Reinvestment
    Date        Date     Closing Price     Value*       Paid          Price
================================================================================
  10/22/96    10/25/96      $7.125         $6.40       $0.060        $6.769
  11/25/96    11/29/96       7.125          6.47        0.060         6.769
  12/23/96    12/27/96       7.125          6.53        0.061         6.769
   1/28/97     1/31/97       7.250          6.62        0.061         6.888
   2/25/97     2/28/97       7.375          6.73        0.061         7.006
   3/24/97     3/27/97       7.125          6.51        0.061         6.769
   4/22/97     4/25/97       7.125          6.38        0.061         6.769
   5/27/97     5/30/97       7.500          6.59        0.061         7.125
   6/24/97     6/27/97       7.625          6.77        0.061         7.244
   7/22/97     7/25/97       7.750          6.81        0.061         7.363
   8/26/97     8/29/97       7.938          6.88        0.061         7.541
   9/23/97     9/26/97       7.938          7.01        0.063         7.541
  10/28/97    10/31/97       8.000          6.93        0.063         7.600
  11/24/97    11/28/97       8.190          6.91        0.063         7.778
  12/22/97    12/26/97       8.250          6.93        0.063         7.838
  12/31/97     1/2/98        8.250          6.91        0.040         7.838
   1/27/98     1/30/98       8.063          6.90        0.063         7.659
   2/24/98     2/27/98       8.500          6.95        0.063         8.075
   3/24/98     3/27/98       7.688          6.95        0.061         7.303
   4/21/98     4/24/98       7.500          6.95        0.061         7.125
   5/26/98     5/29/98       7.500          6.89        0.061         7.125
   6/23/98     6/26/98       7.625          6.82        0.061         7.244
   7/28/98     7/31/98       7.438          6.85        0.061         7.066
   8/25/98     8/28/98       6.563          6.54        0.061         6.409
   9/22/98     9/25/98       6.375          6.02        0.058         6.056
  10/27/98    10/30/98       6.625          5.61        0.058         6.294
  11/23/98    11/27/98       6.625          6.07        0.058         6.294
  12/21/98    12/24/98       6.125          5.98        0.058         5.860
================================================================================
* As of record date

[LOGO]                                                Dividend Reinvestment Plan
                                                                     (unaudited)
================================================================================

      Under the Fund's Dividend Reinvestment Plan (Plan), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by First Data as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds 98% of the net asset value per share of the Common Stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of Common Stock by the Fund at a price equal to the greater of 98% of net asset value or 95% of the market price of the Common Stock.

      If the market price of the Common Stock is less than 98% of the net asset value of the Common Stock at the time of valuation (which is the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data will buy common stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If following the commencement of the purchases and before First Data has completed its purchases, the market price exceeds the net asset value of the Common Stock as of the valuation time, First Data will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) 98% of net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by

[LOGO]                                                Dividend Reinvestment Plan
                                                         (unaudited) (continued)
================================================================================

a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the fund issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the fund to issue the remaining shares, the average per share purchase price paid by First Data may exceed the net asset value of the Common Stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at such net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

      First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by First Data in uncertificated form in the name of the Plan participant.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or

[LOGO]                                                Dividend Reinvestment Plan
                                                         (unaudited) (continued)
================================================================================

terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1-800-451-2010.

                ------------------------------------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

                      [This page intentionally left blank]

DIRECTORS

Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon

Charles F. Barber, Emeritus

OFFICERS

Heath B. McLendon
Chairman of the Board

Lewis E. Daidone
Senior Vice President
and Treasurer

John C. Bianchi
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

            This report is intended only for the shareholders of the
                             ZENIX Income Fund Inc.
               It is not a Prospectus, circular or representation
             intended for use in the purchase or sale of shares of
             the Fund or of any securities mentioned in the report.

                                  FD01066 2/99